Non-controlling Interests (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	$ 114,873,053	$ 108,989,235
Bebidas del Paraguay S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	18,930,090	18,803,673
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	26,718,238	24,118,966
Cerveceria Kunstmann S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	7,221,111	8,118,212
Compania Pisquera de Chile S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	5,368,951	5,109,395
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	40,970,994	39,007,270
Saenz Briones Cia. S.A.I.C. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	1,164,303	1,179,410
Distribuidora del Paraguay S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	4,777,051	4,445,452
Bebidas Bolivianas BBO S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	8,579,344	7,075,032
Other subsidiaries [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	$ 1,142,971	$ 1,131,825